[EATON VANCE LOGO]
                                                                     [THE EARTH]




SEMIANNUAL REPORT JUNE 30, 2001


                                   EATON VANCE

[STATUE OF HINDU GODDESS]         INSTITUTIONAL

                                    EMERGING

                                     MARKETS

                                      FUND



[PEOPLE HOLDING CHINESE FLAGS]

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T    U P D A T E
--------------------------------------------------------------------------------

                       INVESTMENT ENVIRONMENT
                       ------------------------------------------------------
     [PHOTO OF         -  The global business environment has weakened over
     HON. JACOB           the last six months, due in large part to the U.S.
     REES-MOGG]           economic slowdown. Emerging market countries have
                          felt the effects of this global economic downturn as
Hon. Jacob Rees-Mogg      business spending decreased, blunting worldwide
Portfolio Manager         demand.

- As Asian economies continued to suffer from easing worldwide demand, China managed to avoid much of the slowdown through heavy state spending and rising foreign investment inflows. In Korea, wholesale and retail trade were strong, although industrial production has begun to weaken.

- In Latin America, Brazil's energy constraints and political uncertainty are impacting business confidence. Mexico, whose economy has been in a recession, is feeling additional pressure from a drop in U.S. manufacturing activity.

THE FUND
------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a total return of 2.76% during the six months ended June 30, 2001. This return resulted from an increase in net asset value per share
   (NAV) to $11.17 on June 30, 2001 from $10.87 on December 31, 2000.

   RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio increased investments in defensive holdings in an effort to offset a weak economic environment. Because consumer activity and demand for energy have remained firm despite an overall slowdown, the Portfolio's largest industry weightings at June 30, 2001 were food and beverages, oil and gas, conglomerates and mining. Stock selection for the Portfolio remains focused on companies that, we feel, display good dividend yields, sound balance sheets and low P/E ratios.

- In East Asia, the Portfolio's largest Korean holding was Sindo Ricoh, Korea's leading office automation company. Despite the uncertain economy, Sindo Ricoh has been able to grow its business of supplying copiers, fax machines and printers to Korean businesses. In China, Yanzhou Coal Mining Company has benefited from increased energy demands, as coal accounts for 67% of total energy supplies in China.

- In Latin America, Fomento Economico Mexicano S.A. de C.V., Latin America's leading beverage company, was the Portfolio's largest holding. The company's ability to leverage on consumer demand has made it resilient in spite of economic downturns. Grupo Carso, another defensive stock, is the Portfolio's second largest holding and Mexico's largest conglomerate, with interests in railways, music stores, and auto parts. Brazil's largest oil and gas exploration company, Petroleo Brasileiro, has played a key role in the Brazilian government's emergency energy program.

- As the global economic downturn persists, the Portfolio has taken larger positions in companies that have historically provided relative stability in an unstable economic environment. Among these are Vina Concha Y Toro, Chile's largest winery, with imports that are among the best selling in the UK and the U.S., and, South African Breweries, which dominates South African brewing with 98% of the beer market.

--------------------------------------------------------------------------------
 MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
 OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
 ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 2001

PERFORMANCE(1)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                       -17.69%
Five Years                       N/A
Life of Fund+                    6.32

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
------------------------------------------------------------------------------
One Year                       -17.69%
Five Years                       N/A
Life of Fund+                    6.32

+ Inception date: 05/19/99.

TEN LARGEST HOLDINGS(2)
---------------------------------------------------------------------------
Fomento Economico Mexicano ADR                            4.23%
Grupo Carso ADR                                           3.85
Sindo Ricoh                                               3.62
Reliance Industries GDR                                   3.54
Vina Concha Y Toro ADR                                    3.50
Samsung Fire &Marine Insurance                            3.14
Yanzhou Coal Mining Co. Ltd.                              3.13
South African Breweries                                   3.11
China Resources Enterprises                               3.09
Hansabank                                                 2.98

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. (2)Based on market value. Ten largest holdings represent 34.19% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $2,564,006)          $2,377,327
Receivable from the Adviser                      635
Receivable from the Administrator                423
----------------------------------------------------
TOTAL ASSETS                              $2,378,385
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable to affiliate for Trustees' fees   $      330
Accrued expenses                              16,296
----------------------------------------------------
TOTAL LIABILITIES                         $   16,626
----------------------------------------------------
NET ASSETS                                $2,361,759
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $2,472,921
Accumulated undistributed net realized
   gain from Portfolio (computed on
   the basis of identified cost)              62,942
Accumulated undistributed net investment
   income                                     12,575
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (186,679)
----------------------------------------------------
TOTAL                                     $2,361,759
----------------------------------------------------
Net Asset Value, Offering Price
and Redemption Price Per Share
----------------------------------------------------
($2,361,759  DIVIDED BY 211,492 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $    11.17
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $3,072)              $ 33,998
Expenses allocated from Portfolio          (17,746)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 16,252
--------------------------------------------------

Expenses
--------------------------------------------------
Trustees' fees and expenses               $    145
Registration fees                            9,757
Legal and accounting services                8,383
Custodian fee                                4,101
Printing and postage                         2,628
Transfer and dividend disbursing agent
   fees                                      1,185
Miscellaneous                                  425
--------------------------------------------------
TOTAL EXPENSES                            $ 26,624
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $ 15,958
   Preliminary allocation of expenses to
      the Administrator                     10,639
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 26,597
--------------------------------------------------

NET EXPENSES                              $     27
--------------------------------------------------

NET INVESTMENT INCOME                     $ 16,225
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $123,386
   Foreign currency and forward foreign
      currency exchange contract
      transactions                          (8,068)
--------------------------------------------------
NET REALIZED GAIN                         $115,318
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(66,420)
   Foreign currency and forward foreign
      currency exchange contracts           (1,239)
--------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(67,659)
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 47,659
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 63,884
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         16,225  $          (9,584)
   Net realized gain (loss)                        115,318            (36,386)
   Net change in unrealized
      appreciation (depreciation)                  (67,659)          (533,115)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $         63,884  $        (579,085)
-----------------------------------------------------------------------------
Distributions to shareholders --
   In excess of net realized gain on
      investment transactions             $             --  $         (26,949)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $         (26,949)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $         55,615  $       2,200,344
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            --             26,949
   Cost of shares redeemed                        (120,734)          (562,156)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        (65,119) $       1,665,137
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $         (1,235) $       1,059,103
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      2,362,994  $       1,303,891
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      2,361,759  $       2,362,994
-----------------------------------------------------------------------------

Accumulated undistributed net
investment income (loss) included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $         12,575  $          (3,650)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -----------------------
                                  (UNAUDITED)           2000        1999(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.870         $14.730       $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income (loss)          $ 0.076         $(0.042)      $(0.014)
Net realized and unrealized
   gain (loss)                          0.224          (3.521)        4.744
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.300         $(3.563)      $ 4.730
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
In excess of net realized gain        $    --         $(0.297)      $    --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --         $(0.297)      $    --
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $11.170         $10.870       $14.730
-----------------------------------------------------------------------------
TOTAL RETURN(2)                          2.76%         (24.92)%       47.30%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,362         $ 2,363       $ 1,304
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                       1.88%(4)        1.89%         1.57%(4)
   Net expenses after
      custodian fee
      reduction(3)                       1.50%(4)        1.50%         1.50%(4)
   Net investment income
      (loss)                             1.37%(4)       (0.63)%       (0.20)%(4)
Portfolio Turnover of the
   Portfolio                               62%             65%           95%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.12%(4)        5.10%         8.74%(4)
   Expenses after custodian
      fee reduction(3)                   3.74%(4)        4.71%         8.67%(4)
   Net investment loss                  (0.87)%(4)      (3.85)%       (7.37)%(4)
Net investment loss per share         $(0.048)        $(0.257)      $(0.516)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (16.3% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes has a capital carryover of $32,950 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 21, 2008. At
   December 31, 2000, net capital losses of $82,864 and net currency losses of $3,650 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's current taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED   YEAR ENDED
                                               JUNE 30, 2001    DECEMBER 31,
                                                (UNAUDITED)         2000
    -------------------------------------------------------------------------
    Sales                                             4,976         173,237
    Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                      --           1,757
    Redemptions                                     (10,862)        (46,157)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (5,886)        128,837
    -------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) and to Eaton Vance Management (EVM) (the Administrator) and its affiliates. To enhance the net investment income of the Fund, the Adviser and Administrator were allocated $15,958 and $10,639, respectively, of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's and LGM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $55,665 and $122,788, respectively, for the six months ended June 30, 2001.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aerospace / Defense -- 1.0%
----------------------------------------------------------------------
Embraer - Empresa Brasileira
de Aeronautica S.A. ADR                          3,800     $   148,770
Commercial aircraft manufacturer with
leading aerospace products and
technology
----------------------------------------------------------------------
                                                           $   148,770
----------------------------------------------------------------------
Airport Development / Maintenance -- 1.9%
----------------------------------------------------------------------
Grupo Aeroportuario del Sureste
S.A. de C.V. ADR(1)                             14,700     $   274,890
Airport operator in Southeast Mexico
----------------------------------------------------------------------
                                                           $   274,890
----------------------------------------------------------------------
Automotive -- 2.1%
----------------------------------------------------------------------
Brilliance China Automotive Holdings
Ltd.                                         1,254,000     $   305,469
One of China's largest mini-bus
manufacturers
----------------------------------------------------------------------
                                                           $   305,469
----------------------------------------------------------------------
Banks and Money Services -- 5.7%
----------------------------------------------------------------------
Hansabank Ltd.                                  53,704     $   436,477
Financial institution in the Baltic
States
OTP Bank Rt. GDR                                 7,546         389,434
Hungary's biggest bank
----------------------------------------------------------------------
                                                           $   825,911
----------------------------------------------------------------------
Broadcasting and Cable -- 1.9%
----------------------------------------------------------------------
Television Broadcasts Ltd.                      67,000     $   281,751
Hong Kong's dominant Chinese-language TV
program provider
----------------------------------------------------------------------
                                                           $   281,751
----------------------------------------------------------------------
Commodity Chemicals -- 3.5%
----------------------------------------------------------------------
Reliance Industries Ltd. GDR                    33,100     $   518,015
Manufactures fibers, petrochemicals, and
textiles
----------------------------------------------------------------------
                                                           $   518,015
----------------------------------------------------------------------
Conglomerates -- 6.9%
----------------------------------------------------------------------
China Resources Enterprises Ltd.               268,000     $   451,832
Develops and invests in real estate
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Conglomerates (continued)
----------------------------------------------------------------------
Grupo Carso S.A. de C.V. ADR(1)                 95,500     $   563,450
Diversified industrial conglomerate
(Mexico's largest)
with subsidiaries in the retail and
restaurant industries
----------------------------------------------------------------------
                                                           $ 1,015,282
----------------------------------------------------------------------
Electric Utilities -- 5.0%
----------------------------------------------------------------------
Companhia Paranaense Energia ADR                44,000     $   330,440
Brazilian Utility
Korea Electric Power Corp.                      21,500         400,077
Korea's dominant electricity generating
and distribution company
----------------------------------------------------------------------
                                                           $   730,517
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.2%
----------------------------------------------------------------------
Acer Display Technology Inc.(1)                341,000     $   322,875
A leading manufacturer of TFT-LCD panels
----------------------------------------------------------------------
                                                           $   322,875
----------------------------------------------------------------------
Electronics - Semiconductors -- 0.0%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                             381     $       708
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
----------------------------------------------------------------------
                                                           $       708
----------------------------------------------------------------------
Financial Services -- 2.3%
----------------------------------------------------------------------
National Finance Public Co. Ltd.(1)          1,500,000     $   328,177
Thailand's largest finance company
----------------------------------------------------------------------
                                                           $   328,177
----------------------------------------------------------------------
Food and Beverages -- 19.3%
----------------------------------------------------------------------
Companhia de Bebidas das Americas ADR           16,820     $   389,383
Produces and distributes beverages
Fomento Economico Mexicano
S.A. de C.V. ADR                                14,500         619,150
Mexican conglomerate with interests in
beer consumption market, Coca-Cola
FEMSA, convenience store chain, and
beverage & seafood cans
Hite Brewery Co. Ltd.                            9,700         327,436
Korean brewer
President Chain Store Corp.                    124,041         268,401
Taiwanese operator of 7-11 convenience
stores and other consumer businesses

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Beverages (continued)
----------------------------------------------------------------------
South African Breweries Ltd.                    60,000     $   454,738
A South African brewery producer
Thai Union Frozen Products Public Co.
Ltd.                                           165,000         253,425
The largest producer of processed
seafood products in Thailand and the
second largest exporter
of tuna worldwide
Vina Concha y Toro ADR                          11,500         512,325
Wine producer/exporter
----------------------------------------------------------------------
                                                           $ 2,824,858
----------------------------------------------------------------------
Insurance -- 5.4%
----------------------------------------------------------------------
China Insurance International Holdings
Co. Ltd.                                       980,000     $   332,957
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance                 14,350         458,472
Korea's largest non-life insurance
company established in 1952 and
belonging to
the Samsung Group
----------------------------------------------------------------------
                                                           $   791,429
----------------------------------------------------------------------
Machinery -- 1.2%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                         16,700     $   180,840
Largest industrial and building material
producer
in Thailand
----------------------------------------------------------------------
                                                           $   180,840
----------------------------------------------------------------------
Metals - Industrial -- 2.7%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR(1)                 19,900     $   393,025
India's second largest aluminum producer
and lowest cost producer in the world.
----------------------------------------------------------------------
                                                           $   393,025
----------------------------------------------------------------------
Mining -- 6.6%
----------------------------------------------------------------------
Gold Fields Ltd.                                49,600     $   223,393
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,779         290,067
A mining company that produces gold
Yanzhou Coal Mining Co. Ltd.                   992,000         457,858
Yanzhou Coal performs underground mining
of prime quality coal from its mines in
Eastern China
----------------------------------------------------------------------
                                                           $   971,318
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Office Automation and Equipment -- 3.6%
----------------------------------------------------------------------
Sindo Ricoh Co.(1)                              19,000     $   529,604
Manufacturer of photocopiers and other
office equipment
----------------------------------------------------------------------
                                                           $   529,604
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.7%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                               8,300     $   393,616
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   393,616
----------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 2.9%
----------------------------------------------------------------------
Petroleo Brasileiro S.A. ADR                    16,000     $   416,160
A holding company for oil, gas and
petrochemical companies in Brazil
----------------------------------------------------------------------
                                                           $   416,160
----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.6%
----------------------------------------------------------------------
PetroChina Co. Ltd.                          1,800,000     $   373,856
Explores, develops, and produces crude
oil and natural gas
Sasol Ltd.                                      39,000         356,633
South Africa's biggest oil company
Surgutneftegaz ADR                              30,000         383,250
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $ 1,113,739
----------------------------------------------------------------------
Semiconductors -- 2.7%
----------------------------------------------------------------------
Samsung Electronics                              2,670     $   394,187
World's biggest semiconductor company
----------------------------------------------------------------------
                                                           $   394,187
----------------------------------------------------------------------
Telephone - Integrated -- 1.5%
----------------------------------------------------------------------
AS Eesti Telekom GDR                            18,000     $   213,300
Estonia's fixed line and mobile telecom
provider
----------------------------------------------------------------------
                                                           $   213,300
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Tobacco -- 2.4%
----------------------------------------------------------------------
Companhia Souza Cruz S.A.                       67,650     $   349,493
Souza Cruz is a subsidiary of British
American Tobacco, currently accounts for
7% of world leaf tobacco sales,
supplying 85 customers on
the five continents
----------------------------------------------------------------------
                                                           $   349,493
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $12,452,275)                           $13,323,934
----------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Mining -- 0.0%
----------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.(1)                  4,393     $         0
A mining company that produces gold
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 91.1%
   (identified cost $12,452,275)                           $13,323,934
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 8.9%                     $ 1,300,042
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,623,976
----------------------------------------------------------------------

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Republic of Korea                                14.4%   $2,109,776
Hong Kong                                        11.9     1,745,865
Brazil                                           11.2     1,634,246
Mexico                                           10.0     1,457,490
India                                             6.2       911,040
South Africa                                      6.0       870,093
Russia                                            5.3       776,866
Thailand                                          5.2       762,442
Estonia                                           4.5       649,777
Taiwan                                            4.0       591,984
Chile                                             3.5       512,325
China                                             3.1       457,858
United Kingdom                                    3.1       454,738
Hungary                                           2.7       389,434

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $12,452,275)                           $13,323,934
Cash                                        1,172,369
Foreign currency, at value (identified
   cost, $683,850)                            668,025
Dividends receivable                           70,987
Tax reclaim receivable                          2,449
Prepaid expenses                                  106
-----------------------------------------------------
TOTAL ASSETS                              $15,237,870
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   574,065
Payable to affiliate for Trustees' fees         1,252
Accrued expenses                               38,577
-----------------------------------------------------
TOTAL LIABILITIES                         $   613,894
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,623,976
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,768,171
Net unrealized appreciation (computed on
   the basis of identified cost)              855,805
-----------------------------------------------------
TOTAL                                     $14,623,976
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes,
   $19,236)                               $ 212,909
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 212,909
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  56,234
Administration fee                           18,590
Trustees' fees and expenses                   3,718
Legal and accounting services                20,260
Custodian fee                                38,661
Miscellaneous                                 2,056
---------------------------------------------------
TOTAL EXPENSES                            $ 139,519
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $  28,357
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  28,357
---------------------------------------------------

NET EXPENSES                              $ 111,162
---------------------------------------------------

NET INVESTMENT INCOME                     $ 101,747
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 771,186
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 (50,513)
---------------------------------------------------
NET REALIZED GAIN                         $ 720,673
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(435,367)
   Foreign currency and forward foreign
      currency exchange contracts            (8,035)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(443,402)
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 277,271
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 379,018
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        101,747  $         (89,523)
   Net realized gain (loss)                        720,673           (646,459)
   Net change in unrealized appreciation
      (depreciation)                              (443,402)        (3,829,852)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        379,018  $      (4,565,834)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,030,676  $      10,146,468
   Withdrawals                                  (1,644,920)        (5,193,671)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (614,244) $       4,952,797
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       (235,226) $         386,963
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     14,859,202  $      14,472,239
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     14,623,976  $      14,859,202
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.88%(1)        1.69%       1.42%       1.71%       1.53%       1.54%
   Net expenses after
      custodian fee reduction            1.50%(1)        1.38%       1.35%       1.41%       1.35%       1.32%
   Net investment income
      (loss)                             1.37%(1)       (0.56)%      0.45%       0.37%       0.08%       0.14%
Portfolio Turnover                         82%             65%         95%        117%        160%        125%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $14,624         $14,859     $14,472     $ 7,877     $18,554     $10,659
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                              1.76%       2.42%       1.87%       1.81%       2.24%
   Expenses after custodian
      fee reduction                                      1.45%       2.35%       1.57%       1.63%       2.02%
   Net investment income
      (loss)                                            (0.63)%     (0.55)%      0.21%      (0.20)%     (0.56)%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $56,234. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $18,590. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $11,311,329 and $11,359,987, respectively, for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $12,452,275
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,452,255
    Gross unrealized depreciation                (580,596)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   871,659
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001, there were no obligations under these financial instruments outstanding.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

  INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
  LLOYD GEORGE MANAGEMENT
  (BERMUDA) LIMITED
  3808 One Exchange Square
  Central, Hong Kong


  SPONSOR OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
  AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
  Eaton Vance Management
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109


  PRINCIPAL UNDERWRITER
  EATON VANCE DISTRIBUTORS, INC.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  (617) 482-8260


  CUSTODIAN
  INVESTORS BANK & TRUST COMPANY
  200 Clarendon Street
  Boston, MA 02116


  TRANSFER AGENT
  PFPC, INC.
  Attn: Eaton Vance Funds
  P.O. Box 9653
  Providence, RI 02940-9653
  (800) 262-1122

-------------------------------------------------------------------------------
                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
-------------------------------------------------------------------------------


  EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109

-------------------------------------------------------------------------------
  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------

136-8/01                                                                I-EMSRC